Principal Accounting Policies (Consolidation) (Narrative) (Details)	12 Months Ended						1 Months Ended	12 Months Ended		12 Months Ended											12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2011 CNY	Aug. 31, 2012 Shengzixin Fund [Member] CNY	Dec. 31, 2013 Shengzixin Fund [Member] CNY	Dec. 31, 2012 Shengzixin Fund [Member] CNY	Dec. 31, 2014 VIEs [Member] CNY		Dec. 31, 2013 VIEs [Member] CNY		Dec. 31, 2012 VIEs [Member] CNY		Dec. 31, 2014 VIEs [Member] Exclusive Consulting and Service Agreements [Member] Minimum [Member] installment	Dec. 31, 2014 VIEs [Member] Exclusive Consulting and Service Agreements [Member] Maximum [Member] installment	Dec. 31, 2014 Other VIEs except and Shengjing [Member] CNY	Dec. 31, 2013 Other VIEs except and Shengjing [Member] CNY	Dec. 31, 2012 Other VIEs except and Shengjing [Member] CNY	Dec. 31, 2014 Other VIEs except Shengzhan and Shengjing [Member] Equity Disposition Agreements [Member]	Dec. 31, 2014 Other VIEs except Shengzhan and Shengjing [Member] Business Operation Agreements [Member]	Dec. 31, 2014 Other VIEs except Shengzhan and Shengjing [Member] Exclusive Consulting and Service Agreements [Member]	Dec. 31, 2014 Shengzhan [Member] Exclusive Consulting and Service Agreements [Member]	Dec. 31, 2014 Shengjing [Member] Exclusive Consulting and Service Agreements [Member]
Variable Interest Entity [Line Items]
Interest-free loans to shareholders of the VIEs																		69,900,000	69,900,000	69,900,000
Fees provided										2,114,900,000		2,568,700,000		2,945,400,000
Initial terms of agreements																					20 years	20 years	20 years	1 year	1 year
Earliest expiration date of agreements																					Jul. 01, 2028	Jul. 01, 2028	Jul. 01, 2028
Service and consulting fees, number of installments																2	3
Cash and cash equivalents	128,532,000	797,487,000	877,613,000	2,132,374,000	141,446,000	1,895,795,000				235,400,000		263,700,000
Short-term investments	151,880,000	942,352,000	1,525,588,000							18,200,000		24,100,000
Accounts receivable and amounts due from related parties										2,991,900,000		2,357,200,000
Deferred licensing fees and related costs	219,000	1,360,000	11,057,000							1,400,000		10,800,000
Prepayments and other current assets	45,582,000	282,838,000	237,937,000							100,000,000		75,100,000
Deferred tax assets	13,208,000	81,952,000	100,044,000							59,300,000		71,800,000
Investments in affiliated companies	31,405,000	194,857,000	201,663,000	184,052,000		37,882,000				8,600,000		18,800,000
Property and equipment, net	22,661,000	140,601,000	190,983,000							9,200,000		15,900,000
Intangible assets	68,431,000	424,586,000	428,893,000							221,400,000		131,500,000
Goodwill	47,985,000	297,727,000	299,682,000	329,217,000		492,116,000				83,100,000		83,100,000
Other long-term assets	35,024,000	217,305,000	160,851,000							36,600,000		117,300,000
Total assets of the consolidated VIEs										3,765,100,000		3,169,300,000
Accounts payable and intercompany payables										1,532,800,000		941,000,000
Deferred revenue										257,100,000		340,700,000
Taxes payable										28,700,000		26,900,000
Other payables and accruals	56,445,000	350,230,000	444,051,000							170,700,000		257,300,000
Deferred tax liabilities		127,992,000	138,508,000							8,900,000		14,300,000
Total liabilities of the consolidated VIEs										1,998,200,000		1,580,200,000
Total equity of the consolidated VIEs										1,766,900,000		1,589,100,000
Registered capital and PRC statutory reserves										545,200,000		543,400,000
Net revenues of the consolidated VIEs	599,131,000	3,717,369,000	4,344,730,000	4,718,559,000						2,942,700,000		3,548,200,000		4,335,600,000
Costs of revenue of the consolidated VIEs	151,515,000	940,088,000	1,135,740,000	1,155,757,000						2,290,600,000	[1]	2,911,300,000	[1]	3,464,200,000	[1]
Net income of the consolidated VIEs	160,622,000	996,598,000	1,627,976,000	1,788,557,000						113,500,000		291,800,000		287,000,000
Investment amount with agreement							500,000,000
Investment amount to Shengzixin Fund									250,000,000
Amount of investment withdrew								250,000,000
Net carrying value								250,700,000

[1]	cost of revenues of the consolidated VIEs exceed consolidated amounts due to the inclusion of service fees paid to the Group's PRC subsidiaries for the provision of services, software and technology licenses, and equipment to the VIEs (pursuant to the Exclusive Consulting and Service Agreements), which are eliminated in consolidation.